Consolidated Variable Interest Entities - Schedule of Consolidated Variable Interest Entities (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 862	$ 1,062	$ 513
Accounts receivable, net	911	755	664
Property and equipment, net	341	341	411
Deferred income tax assets	82	82	59
Other non-current assets	443	408	332
Accounts payable, accrued expenses and other	1,798	1,821	1,619
Long-term debt	6,588	6,583	5,887
Consolidated VIEs [member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	55	57	44
Accounts receivable, net	14	14	15
Property and equipment, net	55	52	44
Deferred income tax assets	61	58	62
Other non-current assets	56	53	49
Accounts payable, accrued expenses and other	34	33	33
Long-term debt	$ 222	$ 212	$ 208